Federated Hermes International Equity Fund Expense Example - Federated Hermes International Equity Fund	May 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 719
Expense Example, with Redemption, 3 Years	1,074
Expense Example, with Redemption, 5 Years	1,452
Expense Example, with Redemption, 10 Years	2,509
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	353
Expense Example, with Redemption, 3 Years	779
Expense Example, with Redemption, 5 Years	1,331
Expense Example, with Redemption, 10 Years	2,654
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	824
Expense Example, with Redemption, 10 Years	1,802
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	$ 1,702